Acquisitions and divestments, divestitures (Details) shares in Millions, $ in Millions, $ in Millions	1 Months Ended							3 Months Ended
	Dec. 31, 2018 USD ($)	Jul. 31, 2018	Jun. 30, 2018 USD ($)	Jan. 31, 2017 CAD ($) shares	Jan. 31, 2017 USD ($)	Jul. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 31, 2017 USD ($) shares
Kai Kos Dehseh [Member]
Divestments [Line Items]
Proportion of ownership interest divested				100.00%	100.00%
Portion of consideration in cash paid (received)				$ 431	$ 328
Fair value of shares and contingent consideration				$ 185						$ 142
Kai Kos Dehseh [Member] | Exploration & Production (E&P) International [member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations					$ (351)
Kai Kos Dehseh [Member] | Athabasca oil [Member]
Divestments [Line Items]
Number of instruments or interests issued or issuable | shares				100						100
BM-S-8 license [member] | ExxonMobil [Member]
Divestments [Line Items]
Ownership interest in associates held for sale		3.50%
BM-S-8 license [member] | Galp [Member]
Divestments [Line Items]
Ownership interest in associates held for sale		3.00%
BM-S-8 license [member] | Exploration & Production (E&P) International [member]
Divestments [Line Items]
Proportion of ownership interest divested			39.50%
Total consideration			$ 1,493
Proceeds from divesture/sale			$ 1,016
BM-S-8 license [member] | Exploration & Production (E&P) International [member] | Before reduction in interest
Divestments [Line Items]
Proportion of voting rights held in associate			76.00%
BM-S-8 license [member] | Exploration & Production (E&P) International [member] | ExxonMobil [Member]
Divestments [Line Items]
Proportion of ownership interest divested			36.50%
BM-S-8 license [member] | Exploration & Production (E&P) International [member] | Galp [Member]
Divestments [Line Items]
Proportion of ownership interest divested			3.00%
Azeri-Chirag-Deepwater Gunashli agreement [Member] | Exploration & Production Norway (E&P) [member] | State Oil Fund of the Republic of Azerbaijan [Member]
Divestments [Line Items]
Noncurrent Payable for purchase of production sharing agreement									$ 3,600
Azeri-Chirag-Deepwater Gunashli agreement [Member] | Exploration & Production (E&P) International [member]
Divestments [Line Items]
Description of production sharing agreement terms								Azeri-Chirag-Deepwater Gunashli (ACG) production sharing agreement was extended by 25 years.
Noncurrent Payable for purchase of production sharing agreement	$ 349							$ 349
Payable period								over a period of 8 years
Azeri-Chirag-Deepwater Gunashli agreement [Member] | Exploration & Production (E&P) International [member] | Before reduction in interest
Divestments [Line Items]
Proportion of voting rights held in joint operation								8.56%
Azeri-Chirag-Deepwater Gunashli agreement [Member] | Exploration & Production (E&P) International [member] | After reduction in interest [Member]
Divestments [Line Items]
Proportion of voting rights held in joint operation								7.27%
Edvard Grieg Field [Member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations							$ 120
Edvard Grieg Field [Member] | Exploration & Production Norway (E&P) [member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations							114
Edvard Grieg Field [Member] | Marketing, Midstream and Processing (MMP) [Member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations							$ 5
Edvard Grieg Field [Member] | Lundin Petroleum [member]
Divestments [Line Items]
Proportion of ownership interest divested							15.00%
Edvard Grieg Oil Pipeline [Member] | Lundin Petroleum [member]
Divestments [Line Items]
Proportion of ownership interest divested							9.00%
Utsira High Gas pipeline [Member] | Lundin Petroleum [member]
Divestments [Line Items]
Proportion of ownership interest divested							6.00%
Marcellus operated onshore play [Member] | Exploration & Production (E&P) International [member]
Divestments [Line Items]
Proceeds from divesture/sale						$ 407
King Lear discovery on the NCS shelf [Member] | Exploration & Production Norway (E&P) [member]
Divestments [Line Items]
Proportion of ownership interest divested	77.80%
Total consideration	$ 250							$ 250
Tommeliten discovery on the NCS [Member] | Exploration & Production Norway (E&P) [member]
Divestments [Line Items]
Total consideration	220							$ 220
Discoveries on NCS Shelf [Member] | Exploration & Production Norway (E&P) [member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations	$ 449